Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	25,682,046
Proposed Maximum Offering Price per Unit | $ / shares	2.77
Maximum Aggregate Offering Price	$ 71,139,267
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,824
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $2.77, the average of the high ($2.97) and low ($2.57) reported sales prices of the registrant’s common shares on the NYSE American LLC on December 11, 2025.